UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2019

MFS® Equity Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

EQI-SEM

MFS® Equity Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as Brexit have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that has prevailed for much of the past several years. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis over the past 12 months, though broad market returns have been modestly negative on an absolute basis. Global economic growth has become less synchronized over the past few quarters, with Europe, China, and some emerging markets having shown signs of significantly slowing growth. While U.S. growth has remained above average, its pace slowed in the second half of 2018.

A decelerating global economy and tighter financial conditions have prompted the U.S. Federal Reserve to reassess its monetary policy outlook. Fed chairman Jerome Powell recently acknowledged that the next change in policy rates could be either a hike or a cut, suggesting that the tightening cycle begun in late 2015 may have come to an end. The Fed has also signaled that it is likely to maintain a larger-than-expected balance sheet, meaning that monetary conditions will likely tighten less over time than earlier feared. U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. short-term interest rates, declining equity valuations, and a stronger dollar. With the Republicans losing control of the U.S. House of Representatives, further meaningful U.S. fiscal stimulus appears less likely over the remainder of this presidential term. The recent partial U.S. government shutdown has also added to political uncertainty as the competing budgetary priorities of the House of Representatives and the White House will likely remain a source of friction going forward.

Globally, inflation remains largely subdued thanks in part to lower oil prices, but tight labor markets will keep investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — a NAFTA replacement has been worked out between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions between the U.S. and China remain high, though the two sides recently returned to the negotiating table.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

March 19, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	3.4%
Microsoft Corp.	3.4%
Boeing Co.	3.2%
Union Pacific Corp.	3.0%
Bank of America Corp.	2.8%
Amazon.com, Inc.	2.8%
Eli Lilly & Co.	2.8%
Exelon Corp.	2.5%
Adobe Systems, Inc.	2.5%
Comcast Corp., “A”	2.4%

Equity sectors (k)
Financial Services	19.5%
Technology	15.9%
Health Care	15.8%
Utilities & Communications	8.6%
Consumer Staples	7.4%
Industrial Goods & Services	6.5%
Leisure	5.0%
Retailing	3.9%
Autos & Housing	3.7%
Basic Materials	3.5%
Energy	3.0%
Transportation	3.0%
Special Products & Services	2.0%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of January 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2018 through January 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2018 through January 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/18	Ending Account Value 1/31/19	Expenses Paid During Period (p) 8/01/18-1/31/19
A	Actual	0.89%	$1,000.00	$980.77	$4.44
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
B	Actual	1.64%	$1,000.00	$976.84	$8.17
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
C	Actual	1.64%	$1,000.00	$976.69	$8.17
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
I	Actual	0.64%	$1,000.00	$981.54	$3.20
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R1	Actual	1.64%	$1,000.00	$976.89	$8.17
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
R2	Actual	1.14%	$1,000.00	$979.50	$5.69
	Hypothetical (h)	1.14%	$1,000.00	$1,019.46	$5.80
R3	Actual	0.89%	$1,000.00	$980.22	$4.44
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
R4	Actual	0.64%	$1,000.00	$982.15	$3.20
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R6	Actual	0.54%	$1,000.00	$982.74	$2.70
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.6%

Issuer	Shares/Par	Value ($)
Aerospace - 3.2%
Boeing Co.	16,292	$6,282,521

Alcoholic Beverages - 1.2%
Molson Coors Brewing Co.	34,960	$2,328,686

Apparel Manufacturers - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	4,175	$1,336,842

Automotive - 2.8%
Lear Corp.	25,041	$3,854,561
Toyota Motor Corp.	24,900	1,530,084

		$5,384,645
Biotechnology - 1.1%
Biogen, Inc. (a)	6,400	$2,136,192

Brokerage & Asset Managers - 1.1%
Apollo Global Management LLC, “A”	72,995	$2,137,294

Business Services - 2.0%
Accenture PLC, “A”	6,409	$984,102
DXC Technology Co.	45,241	2,900,853

		$3,884,955
Cable TV - 2.4%
Comcast Corp., “A”	130,908	$4,787,306

Chemicals - 1.7%
CF Industries Holdings, Inc.	76,677	$3,346,951

Computer Software - 5.9%
Adobe Systems, Inc. (a)	19,578	$4,851,820
Microsoft Corp.	64,282	6,712,969

		$11,564,789
Computer Software - Systems - 2.1%
Apple, Inc.	17,608	$2,930,676
Seagate Technology PLC	16,412	726,723
Western Digital Corp.	11,197	503,753

		$4,161,152

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 0.5%
Pulte Homes, Inc.	34,336	$954,884

Consumer Products - 0.9%
Kimberly-Clark Corp.	15,617	$1,739,421

Electrical Equipment - 0.2%
Schneider Electric S.A.	6,555	$465,777

Electronics - 2.7%
Intel Corp.	38,123	$1,796,356
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,173	3,429,928

		$5,226,284
Energy - Independent - 0.7%
Phillips 66	14,225	$1,357,207

Energy - Integrated - 2.3%
BP PLC	431,172	$2,941,295
Eni S.p.A.	92,098	1,560,779

		$4,502,074
Food & Beverages - 1.4%
Marine Harvest	82,437	$1,814,133
Tyson Foods, Inc., “A”	14,721	911,524

		$2,725,657
Furniture & Appliances - 0.5%
Whirlpool Corp.	7,161	$952,485

Health Maintenance Organizations - 2.6%
Cigna Corp.	4,446	$888,355
Humana Inc.	13,837	4,275,495

		$5,163,850
Insurance - 5.2%
MetLife, Inc.	86,247	$3,938,900
Prudential Financial, Inc.	24,054	2,216,336
Tokio Marine Holding, Inc.	10,900	531,566
Unum Group	29,146	1,013,115
Zurich Insurance Group AG	8,020	2,513,785

		$10,213,702
Internet - 1.4%
Alphabet, Inc., “A” (a)	2,473	$2,784,326

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 0.3%
Brunswick Corp.	13,283	$668,401

Machinery & Tools - 3.1%
AGCO Corp.	16,205	$1,040,361
Allison Transmission Holdings, Inc.	8,009	389,798
Eaton Corp. PLC	53,934	4,112,468
Regal Beloit Corp.	6,399	491,187

		$6,033,814
Major Banks - 4.3%
Bank of America Corp.	194,968	$5,550,739
BNP Paribas	10,978	514,742
Royal Bank of Canada	13,318	1,013,788
Sumitomo Mitsui Financial Group, Inc.	13,600	505,045
Westpac Banking Corp.	49,393	883,171

		$8,467,485
Medical & Health Technology & Services - 3.1%
CVS Health Corp.	10,937	$716,920
HCA Healthcare, Inc.	25,759	3,591,577
McKesson Corp.	7,387	947,383
Walgreens Boots Alliance, Inc.	12,311	889,593

		$6,145,473
Metals & Mining - 1.6%
Rio Tinto Ltd.	55,544	$3,050,655

Natural Gas - Distribution - 0.5%
ENGIE	64,885	$1,038,629

Natural Gas - Pipeline - 3.3%
Enterprise Products Partners LP	132,845	$3,675,821
EQM Midstream Partners LP	14,985	685,714
MPLX LP	27,287	958,319
Plains All American Pipeline LP	51,936	1,182,583

		$6,502,437
Network & Telecom - 3.5%
Cisco Systems, Inc.	142,807	$6,753,343

Other Banks & Diversified Financials - 3.8%
Citigroup, Inc.	67,880	$4,375,545
ORIX Corp.	150,700	2,268,974

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Synchrony Financial	25,816	$775,513

		$7,420,032
Pharmaceuticals - 9.0%
Bayer AG	19,560	$1,482,110
Bristol-Myers Squibb Co.	87,037	4,297,017
Eli Lilly & Co.	45,605	5,466,215
Pfizer, Inc.	105,258	4,468,202
Roche Holding AG	6,842	1,816,025

		$17,529,569
Printing & Publishing - 0.4%
Transcontinental, Inc., “A”	49,001	$780,540

Railroad & Shipping - 3.0%
Union Pacific Corp.	36,386	$5,787,921

Real Estate - 5.1%
Annaly Mortgage Management, Inc., REIT	67,765	$707,467
EPR Properties, REIT	10,444	763,039
Life Storage, Inc., REIT	10,564	1,038,124
Medical Properties Trust, Inc., REIT	243,271	4,427,532
Store Capital Corp., REIT	93,318	3,016,038

		$9,952,200
Restaurants - 1.8%
Starbucks Corp.	38,144	$2,599,132
U.S. Foods Holding Corp. (a)	29,561	996,797

		$3,595,929
Specialty Chemicals - 0.2%
Methanex Corp.	8,741	$476,996

Specialty Stores - 3.2%
Amazon.com, Inc. (a)	3,199	$5,498,217
Urban Outfitters, Inc. (a)	25,961	838,541

		$6,336,758
Tobacco - 4.0%
Altria Group, Inc.	55,289	$2,728,512
Japan Tobacco, Inc.	32,400	817,994
Philip Morris International, Inc.	54,878	4,210,240

		$7,756,746

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 3.8%
Exelon Corp.	104,263	$4,979,601
PPL Corp.	30,332	949,998
SSE PLC	104,255	1,599,867

		$7,529,466
Total Common Stocks (Identified Cost, $162,814,088)		$189,263,394

Convertible Preferred Stocks - 0.9%
Utilities - Electric Power - 0.9%
CenterPoint Energy, Inc., 7%	23,392	$1,261,998
NextEra Energy, Inc., 6.123%	7,348	435,810
Total Convertible Preferred Stocks (Identified Cost, $1,598,230)		$1,697,808

Preferred Stocks - 0.3%
Electronics - 0.3%
Samsung Electronics Co. Ltd. (Identified Cost, $680,027)	20,216	$683,668

Investment Companies (h) - 2.0%
Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 2.47% (v) (Identified Cost, $4,017,928)	4,018,383	$4,017,981

Other Assets, Less Liabilities - 0.2%		329,609
Net Assets - 100.0%		$195,992,460

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,017,981 and $191,644,870, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $165,092,345)	$191,644,870
Investments in affiliated issuers, at value (identified cost, $4,017,928)	4,017,981
Receivables for
Fund shares sold	141,043
Dividends	341,964
Receivable from investment adviser	20,125
Other assets	1,144
Total assets	$196,167,127

Liabilities
Payables for
Fund shares reacquired	$95,963
Payable to affiliates
Shareholder servicing costs	59,120
Distribution and service fees	3,085
Payable for independent Trustees’ compensation	1,283
Accrued expenses and other liabilities	15,216
Total liabilities	$174,667
Net assets	$195,992,460

Net assets consist of
Paid-in capital	$168,436,221
Total distributable earnings (loss)	27,556,239
Net assets	$195,992,460
Shares of beneficial interest outstanding	13,157,849

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$132,002,674	8,869,454	$14.88
Class B	4,631,452	311,401	14.87
Class C	19,302,320	1,297,788	14.87
Class I	15,059,985	1,011,289	14.89
Class R1	86,273	5,770	14.95
Class R2	288,507	19,340	14.92
Class R3	146,291	9,810	14.91
Class R4	79,839	5,359	14.90
Class R6	24,395,119	1,627,638	14.99

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.79 [100 / 94.25 x $14.88]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,855,303
Dividends from affiliated issuers	33,670
Income on securities loaned	5,539
Other	4,062
Foreign taxes withheld	(44,369)
Total investment income	$2,854,205
Expenses
Management fee	$489,418
Distribution and service fees	285,867
Shareholder servicing costs	99,480
Administrative services fee	18,394
Independent Trustees’ compensation	3,289
Custodian fee	11,253
Shareholder communications	15,235
Audit and tax fees	25,443
Legal fees	882
Registration fees	69,242
Miscellaneous	16,470
Total expenses	$1,034,973
Reduction of expenses by investment adviser and distributor	(135,038)
Net expenses	$899,935
Net investment income (loss)	$1,954,270

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,023,995
Affiliated issuers	62
Foreign currency	890
Net realized gain (loss)	$2,024,947
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(7,888,462)
Affiliated issuers	1
Translation of assets and liabilities in foreign currencies	533
Net unrealized gain (loss)	$(7,887,928)
Net realized and unrealized gain (loss)	$(5,862,981)
Change in net assets from operations	$(3,908,711)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/19 (unaudited)	Year ended 7/31/18

From operations
Net investment income (loss)	$1,954,270	$3,753,081
Net realized gain (loss)	2,024,947	12,493,875
Net unrealized gain (loss)	(7,887,928)	4,036,944
Change in net assets from operations	$(3,908,711)	$20,283,900
Total distributions to shareholders (a)	$(9,686,987)	$(10,190,507)
Change in net assets from fund share transactions	$10,044,963	$(3,149,930)
Total change in net assets	$(3,550,735)	$6,943,463

Net assets
At beginning of period	199,543,195	192,599,732
At end of period (b)	$195,992,460	$199,543,195

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended July 31, 2018, distributions from net investment income and from net realized gain were $4,162,396 and $6,028,111, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended July 31, 2018, end of period net assets included undistributed net investment income of $43,793.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/19		Year ended
Class A			7/31/18	7/31/17	7/31/16		7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$16.05		$15.25	$13.57	$13.79		$13.44	$11.64

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.29	$0.27		$0.24	$0.26
Net realized and unrealized gain (loss)	(0.55)		1.32	1.67	(0.09	)(g)	0.54	1.85
Total from investment operations	$(0.39)		$1.63	$1.96	$0.18		$0.78	$2.11

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.34)	$(0.28)	$(0.25)		$(0.22)	$(0.23)
From net realized gain	(0.64)		(0.49)	—	(0.15)		(0.21)	(0.08)
Total distributions declared to shareholders	$(0.78)		$(0.83)	$(0.28)	$(0.40)		$(0.43)	$(0.31)
Net asset value, end of period (x)	$14.88		$16.05	$15.25	$13.57		$13.79	$13.44
Total return (%) (r)(s)(t)(x)	(1.98	)(n)	10.91	14.57	1.54		5.92	18.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.03	1.17	1.30		1.47	1.68
Expenses after expense reductions (f)	0.89	(a)	0.89	0.99	0.99		1.08	1.25
Net investment income (loss)	2.03	(a)	1.95	2.02	2.11		1.77	2.04
Portfolio turnover	17	(n)	51	47	43		49	34
Net assets at end of period (000 omitted)	$132,003		$135,139	$134,180	$132,449		$90,427	$49,993

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class B			7/31/18	7/31/17	7/31/16		7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$16.03		$15.23	$13.56	$13.74		$13.39	$11.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.19	$0.18	$0.18		$0.14	$0.16
Net realized and unrealized gain (loss)	(0.54)		1.32	1.66	(0.08	)(g)	0.54	1.85
Total from investment operations	$(0.44)		$1.51	$1.84	$0.10		$0.68	$2.01

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.17)	$(0.13)		$(0.12)	$(0.15)
From net realized gain	(0.64)		(0.49)	—	(0.15)		(0.21)	(0.08)
Total distributions declared to shareholders	$(0.72)		$(0.71)	$(0.17)	$(0.28)		$(0.33)	$(0.23)
Net asset value, end of period (x)	$14.87		$16.03	$15.23	$13.56		$13.74	$13.39
Total return (%) (r)(s)(t)(x)	(2.32	)(n)	10.07	13.66	0.83		5.18	17.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.78	1.92	2.05		2.22	2.43
Expenses after expense reductions (f)	1.64	(a)	1.64	1.74	1.74		1.83	2.00
Net investment income (loss)	1.27	(a)	1.20	1.26	1.37		1.03	1.26
Portfolio turnover	17	(n)	51	47	43		49	34
Net assets at end of period (000 omitted)	$4,631		$4,378	$4,298	$3,978		$3,866	$2,639

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class C			7/31/18	7/31/17	7/31/16		7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$16.03		$15.23	$13.55	$13.75		$13.40	$11.62

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.19	$0.18	$0.18		$0.14	$0.16
Net realized and unrealized gain (loss)	(0.54)		1.32	1.67	(0.10	)(g)	0.54	1.84
Total from investment operations	$(0.44)		$1.51	$1.85	$0.08		$0.68	$2.00

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.17)	$(0.13)		$(0.12)	$(0.14)
From net realized gain	(0.64)		(0.49)	—	(0.15)		(0.21)	(0.08)
Total distributions declared to shareholders	$(0.72)		$(0.71)	$(0.17)	$(0.28)		$(0.33)	$(0.22)
Net asset value, end of period (x)	$14.87		$16.03	$15.23	$13.55		$13.75	$13.40
Total return (%) (r)(s)(t)(x)	(2.33	)(n)	10.06	13.76	0.71		5.17	17.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.78	1.92	2.05		2.21	2.43
Expenses after expense reductions (f)	1.64	(a)	1.64	1.74	1.74		1.83	2.00
Net investment income (loss)	1.28	(a)	1.20	1.26	1.37		1.02	1.27
Portfolio turnover	17	(n)	51	47	43		49	34
Net assets at end of period (000 omitted)	$19,302		$19,927	$21,460	$19,866		$17,241	$11,477

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class I			7/31/18	7/31/17	7/31/16		7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$16.06		$15.26	$13.57	$13.80		$13.45	$11.64

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.34	$0.34	$0.30		$0.27	$0.30
Net realized and unrealized gain (loss)	(0.55)		1.33	1.67	(0.09	)(g)	0.54	1.84
Total from investment operations	$(0.37)		$1.67	$2.01	$0.21		$0.81	$2.14

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.38)	$(0.32)	$(0.29)		$(0.25)	$(0.25)
From net realized gain	(0.64)		(0.49)	—	(0.15)		(0.21)	(0.08)
Total distributions declared to shareholders	$(0.80)		$(0.87)	$(0.32)	$(0.44)		$(0.46)	$(0.33)
Net asset value, end of period (x)	$14.89		$16.06	$15.26	$13.57		$13.80	$13.45
Total return (%) (r)(s)(t)(x)	(1.85	)(n)	11.18	14.97	1.78		6.16	18.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.78	0.91	1.04		1.21	1.42
Expenses after expense reductions (f)	0.64	(a)	0.64	0.74	0.74		0.84	1.00
Net investment income (loss)	2.27	(a)	2.19	2.37	2.34		2.01	2.30
Portfolio turnover	17	(n)	51	47	43		49	34
Net assets at end of period (000 omitted)	$15,060		$13,878	$8,992	$5,636		$4,177	$2,565

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R1			7/31/18	7/31/17	7/31/16		7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$16.11		$15.30	$13.62	$13.78		$13.43	$11.63

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.19	$0.18	$0.18		$0.14	$0.17
Net realized and unrealized gain (loss)	(0.54)		1.33	1.67	(0.08	)(g)	0.54	1.84
Total from investment operations	$(0.44)		$1.52	$1.85	$0.10		$0.68	$2.01

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.17)	$(0.11)		$(0.12)	$(0.13)
From net realized gain	(0.64)		(0.49)	—	(0.15)		(0.21)	(0.08)
Total distributions declared to shareholders	$(0.72)		$(0.71)	$(0.17)	$(0.26)		$(0.33)	$(0.21)
Net asset value, end of period (x)	$14.95		$16.11	$15.30	$13.62		$13.78	$13.43
Total return (%) (r)(s)(t)(x)	(2.31	)(n)	10.09	13.68	0.81		5.12	17.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.78	1.92	2.05		2.21	2.46
Expenses after expense reductions (f)	1.64	(a)	1.64	1.74	1.74		1.84	2.00
Net investment income (loss)	1.28	(a)	1.20	1.27	1.40		1.04	1.34
Portfolio turnover	17	(n)	51	47	43		49	34
Net assets at end of period (000 omitted)	$86		$85	$83	$76		$123	$109

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R2			7/31/18	7/31/17	7/31/16		7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$16.08		$15.28	$13.60	$13.79		$13.44	$11.64

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.26	$0.25	$0.25		$0.21	$0.23
Net realized and unrealized gain (loss)	(0.54)		1.34	1.67	(0.09	)(g)	0.53	1.84
Total from investment operations	$(0.40)		$1.60	$1.92	$0.16		$0.74	$2.07

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.31)	$(0.24)	$(0.20)		$(0.18)	$(0.19)
From net realized gain	(0.64)		(0.49)	—	(0.15)		(0.21)	(0.08)
Total distributions declared to shareholders	$(0.76)		$(0.80)	$(0.24)	$(0.35)		$(0.39)	$(0.27)
Net asset value, end of period (x)	$14.92		$16.08	$15.28	$13.60		$13.79	$13.44
Total return (%) (r)(s)(t)(x)	(2.05	)(n)	10.63	14.26	1.29		5.62	18.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.28	1.42	1.55		1.71	1.95
Expenses after expense reductions (f)	1.14	(a)	1.14	1.24	1.24		1.34	1.50
Net investment income (loss)	1.78	(a)	1.64	1.76	1.91		1.54	1.84
Portfolio turnover	17	(n)	51	47	43		49	34
Net assets at end of period (000 omitted)	$289		$298	$94	$84		$135	$127

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R3			7/31/18	7/31/17	7/31/16		7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$16.08		$15.27	$13.59	$13.80		$13.45	$11.64

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.31	$0.29	$0.28		$0.24	$0.26
Net realized and unrealized gain (loss)	(0.54)		1.33	1.67	(0.09	)(g)	0.54	1.85
Total from investment operations	$(0.39)		$1.64	$1.96	$0.19		$0.78	$2.11

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.34)	$(0.28)	$(0.25)		$(0.22)	$(0.22)
From net realized gain	(0.64)		(0.49)	—	(0.15)		(0.21)	(0.08)
Total distributions declared to shareholders	$(0.78)		$(0.83)	$(0.28)	$(0.40)		$(0.43)	$(0.30)
Net asset value, end of period (x)	$14.91		$16.08	$15.27	$13.59		$13.80	$13.45
Total return (%) (r)(s)(t)(x)	(1.98	)(n)	10.94	14.56	1.54		5.89	18.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.03	1.17	1.30		1.46	1.71
Expenses after expense reductions (f)	0.89	(a)	0.89	0.99	0.99		1.09	1.25
Net investment income (loss)	1.97	(a)	1.97	2.02	2.15		1.77	2.09
Portfolio turnover	17	(n)	51	47	43		49	34
Net assets at end of period (000 omitted)	$146		$98	$137	$114		$152	$114

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R4			7/31/18	7/31/17	7/31/16		7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$16.06		$15.26	$13.58	$13.81		$13.45	$11.64

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	$0.32	$0.31		$0.28	$0.29
Net realized and unrealized gain (loss)	(0.54)		1.32	1.67	(0.10	)(g)	0.54	1.85
Total from investment operations	$(0.36)		$1.67	$1.99	$0.21		$0.82	$2.14

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.38)	$(0.31)	$(0.29)		$(0.25)	$(0.25)
From net realized gain	(0.64)		(0.49)	—	(0.15)		(0.21)	(0.08)
Total distributions declared to shareholders	$(0.80)		$(0.87)	$(0.31)	$(0.44)		$(0.46)	$(0.33)
Net asset value, end of period (x)	$14.90		$16.06	$15.26	$13.58		$13.81	$13.45
Total return (%) (r)(s)(t)(x)	(1.79	)(n)	11.18	14.85	1.72		6.22	18.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.78	0.92	1.05		1.21	1.46
Expenses after expense reductions (f)	0.64	(a)	0.64	0.74	0.74		0.84	1.00
Net investment income (loss)	2.28	(a)	2.22	2.27	2.42		2.05	2.34
Portfolio turnover	17	(n)	51	47	43		49	34
Net assets at end of period (000 omitted)	$80		$56	$63	$54		$116	$110

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/19		Year ended
Class R6			7/31/18	7/31/17	7/31/16		7/31/15	7/31/14
	(unaudited)
Net asset value, beginning of period	$16.15		$15.35	$13.65	$13.88		$13.52	$11.65

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.36	$0.26	$0.32		$0.29	$0.32
Net realized and unrealized gain (loss)	(0.54)		1.33	1.77	(0.09	)(g)	0.54	1.89
Total from investment operations	$(0.35)		$1.69	$2.03	$0.23		$0.83	$2.21

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.40)	$(0.33)	$(0.31)		$(0.26)	$(0.26)
From net realized gain	(0.64)		(0.49)	—	(0.15)		(0.21)	(0.08)
Total distributions declared to shareholders	$(0.81)		$(0.89)	$(0.33)	$(0.46)		$(0.47)	$(0.34)
Net asset value, end of period (x)	$14.99		$16.15	$15.35	$13.65		$13.88	$13.52
Total return (%) (r)(s)(t)(x)	(1.73	)(n)	11.23	15.06	1.92		6.30	19.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.68	0.84	0.90		1.11	1.49
Expenses after expense reductions (f)	0.54	(a)	0.54	0.63	0.60		0.71	0.90
Net investment income (loss)	2.38	(a)	2.30	1.73	2.47		2.12	2.66
Portfolio turnover	17	(n)	51	47	43		49	34
Net assets at end of period (000 omitted)	$24,395		$25,684	$23,293	$1,208		$150	$91

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination

Notes to Financial Statements (unaudited) – continued

of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the

Notes to Financial Statements (unaudited) – continued

type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$158,588,477	$—	$—	$158,588,477
United Kingdom	7,591,817	—	—	7,591,817
Japan	4,123,579	1,530,084	—	5,653,663
Switzerland	4,329,810	—	—	4,329,810
Taiwan	3,429,928	—	—	3,429,928
France	3,355,990	—	—	3,355,990
Canada	2,271,324	—	—	2,271,324
Norway	1,814,133	—	—	1,814,133
Italy	1,560,779	—	—	1,560,779
Other Countries	1,482,110	1,566,839	—	3,048,949
Mutual Funds	4,017,981	—	—	4,017,981
Total	$192,565,928	$3,096,923	$—	$195,662,851

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 7/31/18
Ordinary income (including any short-term capital gains)	$4,338,315
Long-term capital gains	5,852,192

Total distributions	$10,190,507

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/19

Cost of investments	$169,797,721
Gross appreciation	30,829,004

Gross depreciation	(4,963,874)
Net unrealized appreciation (depreciation)	$25,865,130

As of 7/31/18

Undistributed long-term capital gain	6,913,757
Post-October capital loss deferral	(407,987)
Other temporary differences	892,576
Net unrealized appreciation (depreciation)	33,753,591

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 1/31/19	Year ended 7/31/18	Six months ended 1/31/19	Year ended 7/31/18
Class A	$1,192,771	$2,903,707	$5,405,442	$4,152,988
Class B	22,862	61,012	184,163	133,007
Class C	97,195	292,001	779,182	660,123
Class I	145,536	277,890	581,511	314,936
Class R1	435	1,147	3,477	2,373
Class R2	2,175	4,325	11,586	7,772
Class R3	877	2,639	3,971	4,108
Class R4	567	1,296	2,239	1,630
Class R6	264,529	618,379	988,469	751,174
Total	$1,726,947	$4,162,396	$7,960,040	$6,028,111

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2019, this management fee reduction amounted to $9,656, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2019 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2019. For the six months ended January 31, 2019, this reduction amounted to $124,982, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $22,813 for the six months ended January 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$165,582
Class B	0.75%	0.25%	1.00%	1.00%	21,984
Class C	0.75%	0.25%	1.00%	1.00%	97,035
Class R1	0.75%	0.25%	1.00%	1.00%	426
Class R2	0.25%	0.25%	0.50%	0.50%	709
Class R3	—	0.25%	0.25%	0.25%	131
Total Distribution and Service Fees					$285,867

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2019, this rebate amounted to $399 for Class A and $1 for Class B, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2019, were as follows:

Amount
Class A	$427
Class B	1,224
Class C	357

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2019, the fee was $9,647, which equated to 0.0099% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $89,833.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2019 was equivalent to an annual effective rate of 0.0188% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended January 31, 2019, the fee paid by the fund under this agreement was $161 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
8/15/17	Class R2	746	$11,362
8/15/17	Class R3	767	11,674
8/15/17	Class R4	785	11,941
12/14/18	Class R6	4,342	64,523

At January 31, 2019, MFS held approximately 77% and 69% of the outstanding shares of Class R1 and Class R4, respectively.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2019, this reimbursement amounted to 4,062, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended January 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $32,820,461 and $31,943,598, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/19		Year ended 7/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	708,414	$10,703,833	954,072	$14,999,387
Class B	48,264	716,097	32,196	507,395
Class C	138,909	2,062,976	193,790	3,033,288
Class I	276,327	4,080,999	417,436	6,544,058
Class R1	199	3,092	255	4,036
Class R2	817	12,325	12,371	193,917
Class R3	3,349	45,937	324	5,108
Class R4	1,653	24,635	—	—
Class R6	149,527	2,315,890	422,660	6,701,886
	1,327,459	$19,965,784	2,033,104	$31,989,075

Shares issued to shareholders in reinvestment of distributions
Class A	482,186	$6,578,998	449,441	$7,032,775
Class B	15,225	206,468	12,238	191,862
Class C	64,389	873,664	60,421	947,531
Class I	52,161	711,657	35,511	555,445
Class R1	286	3,912	223	3,520
Class R2	1,008	13,761	770	12,097
Class R3	355	4,848	430	6,747
Class R4	205	2,806	187	2,926
Class R6	85,310	1,175,031	82,480	1,297,728
	701,125	$9,571,145	641,701	$10,050,631

Shares reacquired
Class A	(743,618)	$(11,110,969)	(1,781,701)	$(28,000,003)
Class B	(25,175)	(372,415)	(53,519)	(846,527)
Class C	(148,687)	(2,241,488)	(420,305)	(6,586,780)
Class I	(181,517)	(2,684,189)	(177,991)	(2,790,289)
Class R1	—	—	(615)	(9,686)
Class R2	(988)	(15,654)	(763)	(11,625)
Class R3	(4)	(58)	(3,617)	(56,355)
Class R4	—	—	(785)	(11,941)
Class R6	(197,136)	(3,067,193)	(433,048)	(6,876,430)
	(1,297,125)	$(19,491,966)	(2,872,344)	$(45,189,636)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/19		Year ended 7/31/18

	Shares	Amount	Shares	Amount
Net change
Class A	446,982	$6,171,862	(378,188)	$(5,967,841)
Class B	38,314	550,150	(9,085)	(147,270)
Class C	54,611	695,152	(166,094)	(2,605,961)
Class I	146,971	2,108,467	274,956	4,309,214
Class R1	485	7,004	(137)	(2,130)
Class R2	837	10,432	12,378	194,389
Class R3	3,700	50,727	(2,863)	(44,500)
Class R4	1,858	27,441	(598)	(9,015)
Class R6	37,701	423,728	72,092	1,123,184
	731,459	$10,044,963	(197,539)	$(3,149,930)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended January 31, 2019, the fund’s commitment fee and interest expense were $573 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		2,001,812	11,476,903	(9,460,332)	4,018,383

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$62	$1	$—	$33,670	$4,017,981

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.